Derivative Financial Instruments (Tables)	12 Months Ended
Jan. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Values of Derivatives	The fair values of our derivative financial instruments and their classifications in our combined balance sheets as of January 31, 2021 and 2020 were as follows:

		January 31,
(in thousands)	Balance Sheet Classification	2021	2020
Derivative assets:
Foreign currency forward contracts:
Designated as cash flow hedges	Prepaid expenses and other current assets	$998	$710
Not designated as hedging instruments	Prepaid expenses and other current assets	—	102
Total derivative assets		$998	$812

Derivative liabilities:
Foreign currency forward contracts:
Designated as cash flow hedges	Accrued expenses and other current liabilities	$355	$16
Not designated as hedging instruments	Accrued expenses and other current liabilities	323	116
Total derivative liabilities		$678	$132

Schedule of the Effects of Derivatives Designated as Cash Flow Hedges
The effects of derivative financial instruments designated as cash flow hedges on accumulated other comprehensive loss (“AOCL”) and on the combined statement of operations for the years ended January 31, 2021, 2020, and 2019, were as follows:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Net gains (losses) recognized in AOCL:
Foreign currency forward contracts	$1,863	$1,950	$(7,410)

Net gains (losses) reclassified from AOCL to the combined statements of operations:
Foreign currency forward contracts	$1,882	$389	$(3,481)

For information regarding the line item locations of the net losses on derivative financial instruments reclassified out of AOCL into the combined statements of operations, see Note 9, “Accumulated Other Comprehensive Loss.”

Schedule of Derivatives Not Designated as Hedging Instruments
Losses (gains) recognized on derivative financial instruments not designated as hedging instruments in our combined statements of operations for the years ended January 31, 2021, 2020, and 2019, were as follows:

	Classification in Combined Statements of Operations	Year Ended January 31,
(in thousands)		2021	2020	2019
Foreign currency forward contracts	Other income (expense), net	$(95)	$395	$726